LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
LAND USE RIGHTS, NET
Schedule of land use rights

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 99 years, as applicable, in the PRC and Malaysia (RMB in thousands).

	As of December 31,
	2024	2025
	RMB	RMB
Land use rights	2,004,651	2,345,479
Less: accumulated amortization	(166,636)	(204,526)
Land use rights, net	1,838,015	2,140,953